Schedule II - Valuation and Qualifying Accounts (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Movement in Valuation Allowances and Reserves [Roll Forward]
Restructuring and Related Costs, Non-Cash Costs	$ 15.0	$ 27.0	$ (1.0)
Allowance for Doubtful Accounts [Member]
Movement in Valuation Allowances and Reserves [Roll Forward]
Balance at Beginning of Year	39.2	46.2	41.9
Provision Charged to Expense	11.2	2.1	7.2
Accounts Recovered	0.2	0.3	1.0
Deductions	(5.7)	(10.1)	(6.4)
Other Adjustments	20.9	0.7	2.5
Balance at End of Year	65.8	39.2	46.2
Accrued Restructuring Costs [Member]
Movement in Valuation Allowances and Reserves [Roll Forward]
Balance at Beginning of Year	16.0	30.9	20.8
Provision Charged to Expense	81.0	33.4	59.9
Deductions	(69.0)	(47.2)	(50.2)
Other Adjustments	(0.4)	(1.1)	0.4
Balance at End of Year	$ 27.6	$ 16.0	$ 30.9